Note 12 - Investments in Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about investments in non-consolidated companies [text block]
	Year ended December 31,
	2019	2018
At the beginning of the year	805,568	640,294
Translation differences	(10,781)	1,848
Equity in earnings of non-consolidated companies	82,036	193,994
Increase due to business combinations	20,635	-
Dividends and distributions received (*)	(28,037)	(26,581)
Additions	19,610	-
Decrease / increase in equity reserves and others	(9,066)	(3,987)
At the end of the year	879,965	805,568

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2019	2018	2019	2018
a) Ternium (*)	Luxembourg	11.46%	11.46%	751,105	725,548
b) Usiminas (**)	Brazil	3.07%	3.07%	74,593	72,988
Others	-	-	-	54,267	7,032
				879,965	805,568

Disclosure of detailed information about selected financial information [text block]
	Ternium
	2019	2018
Non-current assets	8,757,320	8,121,824
Current assets	4,178,213	4,426,038
Total assets	12,935,533	12,547,862
Non-current liabilities	3,452,535	3,236,756
Current liabilities	1,768,125	1,826,530
Total liabilities	5,220,660	5,063,286

Non-controlling interests	1,103,208	1,091,321

Revenues	10,192,818	11,454,807
Gross profit	1,740,378	2,971,479
Net income for the year attributable to owners of the parent	564,269	1,506,647
Total comprehensive income for the year, net of tax, attributable to owners of the parent	445,473	1,176,964
	Usiminas
	2019	2018
Non-current assets	4,335,662	4,696,896
Current assets	2,198,449	2,148,322
Total assets	6,534,111	6,845,218
Non-current liabilities	1,955,395	1,933,207
Current liabilities	716,930	860,862
Total liabilities	2,672,325	2,794,069

Non-controlling interests	377,667	369,333

Revenues	3,790,206	3,766,241
Gross profit	478,141	612,156
Net income for the year attributable to owners of the parent	52,779	194,381